Investments - Additional Information (Detail) R$ in Millions						12 Months Ended
	Nov. 30, 2018 BRL (R$)	Nov. 27, 2018 BRL (R$)	May 17, 2018 BRL (R$)	Apr. 23, 2018 BRL (R$)	Apr. 10, 2018 BRL (R$) Installments	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2014 BRL (R$)	Dec. 20, 2018
Disclosure of detailed information about investment property [line items]
Payment of debit related to FID					R$ 738
Number of FID payments installments | Installments					36
Investment Write Downs						R$ 183
Loss recognized						1,742	R$ 1,002	R$ 334
Accumulated loss						R$ (1,938)	(1,476)
Negative equity				R$ 999
RME [member]
Disclosure of detailed information about investment property [line items]
Fair value of shares acquired	R$ 104
Loss upon valuation put option	R$ 556
Parajuru, Volta do Rio and Morgado [member]
Disclosure of detailed information about investment property [line items]
Percentage Of Minority Interest						49.00%
Cemig GT [member] | Light SA [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity interest acquired						49.99%
Cemig GT [member] | Parajuru and Volta do Rio [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity interest acquired										51.00%
Cemig GT [member] | Morgado [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity interest acquired										49.00%
Cemig GT [member] | Parajuru, Volta do Rio and Morgado [member]
Disclosure of detailed information about investment property [line items]
Percentage of interest in investment property			49.00%
Adjustment of acquisition price of investees			R$ 37
Cemig GT [member] | RME [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity interest acquired	100.00%
SAAG Investimentos S.A. and Ceming GT [Member]
Disclosure of detailed information about investment property [line items]
Payments for claims									R$ 750
Adjustments for impairment									R$ 750
Cemig GT [member]
Disclosure of detailed information about investment property [line items]
Investment Write Downs							679
Belo Monte Plant Through Amaznia Energia SAA and Aliana Norte [member]
Disclosure of detailed information about investment property [line items]
Percentage of indirect equity interest						11.69%
Negative net working capital						R$ 2,762	2,651
Belo Monte Plant Through Amaznia Energia S A A And Alianca Norte[member]
Disclosure of detailed information about investment property [line items]
Loss contingencies						1,643	286
Madeira Energia SA Mesa and FIP Melbourne [member]
Disclosure of detailed information about investment property [line items]
Loss contingencies						1,743	1,091	617
Current liabilities in excess of consolidated current assets						663	1,474
Renova Energia SA [member]
Disclosure of detailed information about investment property [line items]
Current liabilities in excess of consolidated current assets						(458)	(1,607)
Loss recognized						(856)	(1,139)	R$ (1,101)
Accumulated loss						(3,051)	R$ (2,195)
Negative equity						76
Carrying value of equity interest						R$ 0
Light SA [member] | RME [member]
Disclosure of detailed information about investment property [line items]
Loss recognized		R$ 7
Aggregate direct and indirect equity position		48.90%
Percentage of equity interest sold	25.00%	2.13%
Aggregate direct and indirect equity position	R$ 659	R$ 65